Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Operating revenue	$ 16,817	$ 6,962	$ 3,600
Cost of sales	(6,540)	(3,845)	(2,985)
Gross profit	10,277	3,117	615
Other income	735	139	(36)
Other expenses	(2,726)	(811)	(481)
Impairment losses		(10)	(5,269)
Impairment reversals	900	1,058
Profit/(loss) before tax and net finance costs	9,186	3,493	(5,171)
Finance income	155	27	58
Finance costs	(167)	(230)	(327)
Profit/(loss) before tax	9,174	3,290	(5,440)
Petroleum resource rent tax (PRRT) benefit/(expense)	313	(297)	439
Income tax (expense)/benefit	(2,912)	(957)	1,026
Profit/(loss) after tax	6,575	2,036	(3,975)
Profit/(loss) attributable to:
Equity holders of the parent	6,498	1,983	(4,028)
Non-controlling interest	77	53	53
Profit/(loss) for the period	$ 6,575	$ 2,036	$ (3,975)
Basic earnings/(losses) per share attributable to equity holders of the parent	$ 4.30	$ 2.06	$ (4.235)
Diluted earnings/(losses) per share attributable to equity holders of the parent	$ 4.263	$ 2.041	$ (4.235)